Other Receivables (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Trade and other receivables		R$ 1,828,832	R$ 1,666,422
Current		897,380	749,816
Noncurrent		931,452	916,606
Fair Value Purchase And Sale Of Power In The Active Market [Member]
IfrsStatementLineItems [Line Items]
Trade and other receivables		1,081,758	855,775
Services In Progress [Member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	[1]	369,916	319,179
C D E Transfer [Member]
IfrsStatementLineItems [Line Items]
Trade and other receivables		83,649	68,999
Credits On Sales And Purchases Of Gas [Member]
IfrsStatementLineItems [Line Items]
Trade and other receivables		45,673	73,229
Reimbursement Of Coal Consumption Values By C D E [Member]
IfrsStatementLineItems [Line Items]
Trade and other receivables		58,367	33,107
Disposals And Decommissioning In Progress [Member]
IfrsStatementLineItems [Line Items]
Trade and other receivables		39,768	42,509
Credits Gas Concession [Member]
IfrsStatementLineItems [Line Items]
Trade and other receivables		32,825	(0)
Advance Payments To Employees [Member]
IfrsStatementLineItems [Line Items]
Trade and other receivables		20,768	20,141
Advance Payments To Suppliers [Member]
IfrsStatementLineItems [Line Items]
Trade and other receivables		12,709	15,528
Bonus For Voluntary Consumption Reduction [Member]
IfrsStatementLineItems [Line Items]
Trade and other receivables		2,917	134,892
Employees Transferred Compensation To Be Recovered [Member]
IfrsStatementLineItems [Line Items]
Trade and other receivables		1,261	1,316
Other Receivables [Member]
IfrsStatementLineItems [Line Items]
Trade and other receivables		R$ 79,221	R$ 101,747

[1]	Refers, most of which, to the Research and Development and Energy Efficiency programs, which upon conclusion are offset against the respective liability recorded for this purpose.